Basis for Preparation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Basis For Preparation [Line Items]
Inventory write-offs	$ 175	$ 0
Expected volatility	60.00%
Dividend yield	0.00%
Risk free interest rate	4.08%
Expected life	5 years
Warrants before modification	4 years 9 months 18 days
Warrant [Member]
Basis For Preparation [Line Items]
Equity issuance cost	$ 334